General and Administrative expenses	12 Months Ended
Dec. 31, 2023
Administrative Expenses [Abstract]
Administrative expenses	General and Administrative expenses

	2023	2022	2021

Professional services	(10,823)	(8,330)	(6,439)
IT and telecom services	(6,325)	(6,061)	(1,762)
Rebate fees	(6,473)	(3,852)	(364)
Depreciation of right-of-use assets	(3,019)	(2,405)	(1,201)
Travel expenses	(2,671)	(2,190)	(1,137)
Marketing and events	(2,877)	(1,708)	(338)
Occupancy expenses	(1,079)	(1,434)	(578)
Depreciation of property and equipment	(1,728)	(1,420)	(582)
Professional services - SPAC	(1,089)	(807)	—
Insurance	(669)	(734)	(180)
Taxes and contributions	(775)	(685)	(340)
Materials and supplies	(346)	(314)	(191)
Other administrative expenses	(1,285)	(1,210)	(1,220)
General and Administrative expenses	(39,159)	(31,150)	(14,332)